GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.4 - Schedule 8

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	xx	xx	xx	xx	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	xx	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged: XX% Allowed: XX% Over by: +XX%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged XX% Allowed XX% Over By +XX%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																		CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged XX% Allowed XX% Over By +XX%	HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	xx	xx	xx	xx
xx	xx	xx		xx	xx	xx	Purchase	Non-QM/Compliant	2	2	Credit	Guidelines	xx	Waived	W	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not meeting the $50K minimum in equity.			Credit Score -XXX Length of Employment - 7		QC Complete	xx			xx
xx	xx	xx	xx	xx	xx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xx	Resolved	R	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																		Higher-Priced Mortgage Loan Test FAIL: Charged : XX% Allowed : XX% Over by :+ XX%	HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)	This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:     FAIL    Charged     6.725%       Allowed      5.490%        Over by    +1.235%.

This loan failed the MD COMAR higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR).While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																		MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged 6.725% Allowed 5.490% Over by +1.235%.	HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	xx	Purchase	Non-QM/Compliant	4	2	Credit	Guidelines	xx	Waived	4	W	* Loan does not conform to program guidelines (Lvl W)	File contains guideline exception form for exceeding XXX% payment shock for a first time home buyer, however the form does not reflect if it was approved.

X/XX/XXXX - Received Approved Exception approval form for the payment shock for a first time home buyer	Exception : Payment Shock - Maximum XXX%. (First time home buyer XXX%)
To allow this borr to have over XXX% - Payment Shock . Borr did provide 12mo proof of housing history . Current housing $XXXX.XX x XXX% =$XXXX.XX PITIA is $XXXX.XX

																					Compensating Factors: Reserves - $XXXXX. LTV/CLTV : xx/xx. Fico : XXX. Years on Job : 3+ , Years at present address: 5+ , Years of Monthly Payments : 96+ , MOrtgage History : 0x30		QC Complete	xx			xx
xx	xx	xx	xx	xx	xx	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	xx	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over by +XX%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	xx	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	xx	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over by +XX%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	xx	xx	xx	xx
xx	xx	xx		xx	xx	xx	Purchase	Non-QM/Compliant	4	2	Credit	Guidelines	xx	Waived	4	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not meeting the minimum $50K in equity.			High Credit Score		QC Complete	xx			xx